Van Eck Funds

335 Madison Avenue, 19th Floor

New York, New York 10017

May 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Van Eck Funds (the “Registrant”)
File Nos. 002-97596 and 811-04297
Post Effective Amendment No. 106

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information contained in Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, filed on April 27, 2012, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 27, 2012, accession number 0000930413-12-002545.

If you have any questions or comments concerning the filing, please contact me at 212-293-2031.

Very truly yours,

/s/ Joseph J. McBrien

Joseph J. McBrien

Senior Vice President and Secretary